Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk	12 Months Ended
Nov. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk
Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk

Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

•
Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

•
Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

•	Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Considerable judgment may be required in interpreting market data used to develop the estimates of fair value. Accordingly, certain estimates of fair value presented herein are not necessarily indicative of the amounts that could be realized in a current or future market exchange.
Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2018				November 30, 2017
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Long-term other assets (a)	$127	$—	$30	$95	$126	$—	$49	$75
Total	$127	$—	$30	$95	$126	$—	$49	$75
Liabilities
Fixed rate debt (b)	$5,699	$—	$5,799	$—	$5,588	$—	$5,892	$—
Floating rate debt (b)	4,695	—	4,727	—	3,658	—	3,697	—
Total	$10,394	$—	$10,526	$—	$9,246	$—	$9,589	$—

(a)
Long-term other assets are comprised of notes receivable. The fair values of our Level 2 notes receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(b)
The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2018			November 30, 2017
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$982	$—	$—	$395	$—	$—
Restricted cash	14	—	—	26	—	—
Marketable securities held in rabbi trusts (a)	9	—	—	97	—	—
Derivative financial instruments	—	—	—	—	15	—
Total	$1,005	$—	$—	$518	$15	$—
Liabilities
Derivative financial instruments	$—	$29	$—	$—	$161	$—
Total	$—	$29	$—	$—	$161	$—

(a)	The use of marketable securities held in rabbi trusts is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis

Valuation of Goodwill and Trademarks

As of July 31, 2018, we performed our annual goodwill and trademark impairment reviews and we determined there was no impairment for goodwill or trademarks.

During 2017, we made a decision to strategically realign our business in Australia, which includes reducing capacity in P&O Cruises (Australia). We performed discounted cash flow analyses and determined that the estimated fair values of the P&O Cruises (Australia) reporting unit and its trademark no longer exceeded their carrying values. We recognized a goodwill impairment charge of $38 million and a trademark impairment charge of $50 million for the year ended November 30, 2017.

The determination of our reporting unit goodwill and trademark fair values includes numerous assumptions that are subject to various risks and uncertainties. The principal assumptions, all of which are considered Level 3 inputs, used in our cash flow analyses consisted of:

•	Forecasted operating results, including net revenue yields and net cruise costs including fuel prices

•
Capacity changes and the expected rotation of vessels into or out of each of these cruise brands, including decisions about the allocation of new ships amongst brands, the transfer of ships between brands and the timing of ship dispositions

•	Weighted-average cost of capital of market participants, adjusted for the risk attributable to the geographic regions in which these cruise brands operate

•	Capital expenditures, proceeds from forecasted dispositions of ships and terminal values

We believe that we have made reasonable estimates and judgments. Changes in the conditions or circumstances may result in a need to recognize an additional impairment charge.

	Goodwill
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2016	$1,934	$976	$2,910
Impairment charge	(38)	—	(38)
Foreign currency translation adjustment	2	93	95
At November 30, 2017	1,898	1,069	2,967
Foreign currency translation adjustment	—	(42)	(42)
At November 30, 2018	$1,898	$1,027	$2,925

	Trademarks
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2016	$975	$231	$1,206
Impairment charge	(50)	—	(50)
Foreign currency translation adjustment	3	20	23
At November 30, 2017	928	251	1,179
Foreign currency translation adjustment	—	(10)	(10)
At November 30, 2018	$927	$242	$1,169

Impairments of Ships

We review our long-lived assets for impairment whenever events or circumstances indicate potential impairment. Primarily as a result of our decision during 2017 to strategically realign our business in Australia, which includes reducing capacity in P&O Cruises (Australia), we performed undiscounted cash flow analyses on certain ships as of July 31, 2017. Based on these undiscounted cash flow analyses, we determined that some of these ships had net carrying values that exceeded their estimated undiscounted future cash flows. We estimated the July 31, 2017 fair values of these ships based on their discounted cash flows and comparable market transactions. We then compared these estimated fair values to the net carrying values and, as a result, we recognized $162 million and $142 million of ship impairment charges in the NAA and EA segments, respectively, for the year end November 30, 2017. The impairment is included in other ship operating expenses in our consolidated statements of income.

The principal assumptions used in our analyses consisted of forecasted future operating results, including net revenue yields and net cruise costs including fuel prices, estimated ship sale proceeds, and changes in strategy, including decisions about the transfer of ships between brands. All principal assumptions are considered Level 3 inputs.
Derivative Instruments and Hedging Activities

		November 30,
(in millions)	Balance Sheet Location	2018	2017
Derivative assets
Derivatives designated as hedging instruments
Cross currency swaps (a)	Prepaid expenses and other	$—	$3
Foreign currency zero cost collars (b)	Prepaid expenses and other	—	12
Total derivative assets		$—	$15
Derivative liabilities
Derivatives designated as hedging instruments
Cross currency swaps (a)	Accrued liabilities and other	$5	$13
	Other long-term liabilities	—	17
Interest rate swaps (c)	Accrued liabilities and other	8	10
	Other long-term liabilities	11	17
		23	57
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	6	95
	Other long-term liabilities	—	9
		6	104
Total derivative liabilities		$29	$161

(a)
At November 30, 2018 and 2017, we had cross currency swaps totaling $156 million and $324 million, respectively, that are designated as hedges of our net investments in foreign operations with a euro-denominated functional currency. At November 30, 2018, this cross currency swap settles through September 2019.

(b)
At November 30, 2017, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments.

(c)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $385 million at November 30, 2018 and $479 million at November 30, 2017 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2018, these interest rate swaps settle through March 2025.

(d)	At November 30, 2017, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018.

Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2018
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$—	$—	$—	$—	$—
Liabilities	$29	$—	$29	$—	$29

	November 30, 2017
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$15	$—	$15	$(8)	$7
Liabilities	$161	$—	$161	$(8)	$153

The effective gain (loss) portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive (loss) income were as follows:

	November 30,
(in millions)	2018	2017	2016
Cross currency swaps - net investment hedges	$18	$(31)	$(33)
Foreign currency zero cost collars – cash flow hedges	$(12)	$45	$(8)
Interest rate swaps – cash flow hedges	$6	$8	$8

At November 30, 2018 and 2017, no collateral was required to be posted to or received from our fuel derivative counterparties.

The amount of estimated cash flow hedges’ unrealized gains and losses that are expected to be reclassified to earnings in the next twelve months is not significant.
Financial Risk

Fuel Price Risks

We manage our exposure to fuel price risk by managing our consumption of fuel. Substantially all of our exposure to market risk for changes in fuel prices relates to the consumption of fuel on our ships. We manage fuel consumption through ship maintenance practices, modifying our itineraries and implementing innovative technologies. We are also adding new, more fuel efficient ships to our fleet and are strategically disposing of smaller, less fuel efficient ships.

	November 30,
(in millions)	2018	2017	2016
Unrealized gains on fuel derivatives, net	$94	$227	$236
Realized losses on fuel derivatives, net	(35)	(192)	(283)
Gains (losses) on fuel derivatives, net	$59	$35	$(47)
Foreign Currency Exchange Rate Risks

Overall Strategy

We manage our exposure to fluctuations in foreign currency exchange rates through our normal operating and financing activities, including netting certain exposures to take advantage of any natural offsets and, when considered appropriate, through the use of derivative and non-derivative financial instruments. Our primary focus is to monitor our exposure to, and manage, the economic foreign currency exchange risks faced by our operations and realized if we exchange one currency for another. We currently only hedge certain of our ship commitments and net investments in foreign operations. The financial impacts of the hedging instruments we do employ generally offset the changes in the underlying exposures being hedged.

Operational Currency Risks

Our operations primarily utilize the U.S. dollar, Australian dollar, euro or sterling as their functional currencies. Our operations also have revenue and expenses denominated in non-functional currencies. Movements in foreign currency exchange rates will affect our financial statements.

Investment Currency Risks

We consider our investments in foreign operations to be denominated in stable currencies. Our investments in foreign operations are of a long-term nature. We have $5.9 billion and $848 million of euro- and sterling-denominated debt, respectively, including the effect of cross currency swaps, which provides an economic offset for our operations with euro and sterling functional currency. We also partially mitigate our net investment currency exposures by denominating a portion of our foreign currency intercompany payables in our foreign operations’ functional currencies.

Newbuild Currency Risks

Our shipbuilding contracts are typically denominated in euros. Our decision to hedge a non-functional currency ship commitment for our cruise brands is made on a case-by-case basis, considering the amount and duration of the exposure, market volatility, economic trends, our overall expected net cash flows by currency and other offsetting risks. We use foreign currency derivative contracts to manage foreign currency exchange rate risk for some of our ship construction payments. At November 30, 2018 we had no outstanding foreign currency derivative contracts used to manage shipyard payments.

At November 30, 2018, our remaining newbuild currency exchange rate risk primarily relates to euro-denominated newbuild contract payments to non-euro functional currency brands, which represent a total unhedged commitment of $10.1 billion for newbuilds scheduled to be delivered from 2019 through 2025.

The cost of shipbuilding orders that we may place in the future that is denominated in a different currency than our cruise brands’ will be affected by foreign currency exchange rate fluctuations. These foreign currency exchange rate fluctuations may affect our decision to order new cruise ships.

Interest Rate Risks

We manage our exposure to fluctuations in interest rates through our debt portfolio management and investment strategies. We evaluate our debt portfolio to determine whether to make periodic adjustments to the mix of fixed and floating rate debt through the use of interest rate swaps, issuance of new debt, amendment of existing debt or early retirement of existing debt.
Concentrations of Credit Risk

As part of our ongoing control procedures, we monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. We seek to minimize these credit risk exposures, including counterparty nonperformance primarily associated with our cash equivalents, investments, committed financing facilities, contingent obligations, derivative instruments, insurance contracts and new ship progress payment guarantees, by:

•	Conducting business with large, well-established financial institutions, insurance companies and export credit agencies

•	Diversifying our counterparties

•	Having guidelines regarding credit ratings and investment maturities that we follow to help safeguard liquidity and minimize risk

•	Generally requiring collateral and/or guarantees to support notes receivable on significant asset sales, long-term ship charters and new ship progress payments to shipyards

We believe the risk of nonperformance by any of our significant counterparties is remote. At November 30, 2018, our exposures under foreign currency contracts and interest rate swap agreements were not material. We also monitor the creditworthiness of travel agencies and tour operators in Asia, Australia and Europe, which includes charter-hire agreements in Asia and credit and debit card providers to which we extend credit in the normal course of our business. Our credit exposure also includes contingent obligations related to cash payments received directly by travel agents and tour operators for cash collected by them on cruise sales in Australia and most of Europe where we are obligated to honor our guests’ cruise payments made by them to their travel agents and tour operators regardless of whether we have received these payments. Concentrations of credit risk associated with these trade receivables, charter-hire agreements and contingent obligations are not considered to be material, principally due to the large number of unrelated accounts, the nature of these contingent obligations and their short maturities. We have not experienced significant credit losses on our trade receivables, charter-hire agreements and contingent obligations. We do not normally require collateral or other security to support normal credit sales.